AB Equity Income Fund

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 29.9%
Semiconductors & Semiconductor Equipment – 9.7%
Analog Devices, Inc.	19,554	$4,914,116
Broadcom, Inc.	67,900	20,192,781
KLA Corp.	12,496	10,896,512
Lam Research Corp.	166,323	16,657,249
NXP Semiconductors NV	33,993	7,983,256
Texas Instruments, Inc.	10,463	2,118,548

		62,762,462

Software – 13.2%
Gen Digital, Inc.	114,251	3,450,380
Intuit, Inc.	20,217	13,484,739
Microsoft Corp.	114,582	58,057,554
Oracle Corp.	48,569	10,982,908

		85,975,581

Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	127,293	29,549,797
Seagate Technology Holdings PLC	51,386	8,602,016
Western Digital Corp.	89,100	7,158,294

		45,310,107

		194,048,150

Financials – 18.2%
Banks – 4.8%
Bank of America Corp.	288,590	14,643,056
M&T Bank Corp.	27,480	5,541,617
Wells Fargo & Co.	136,878	11,248,634

		31,433,307

Capital Markets – 6.2%
Carlyle Group, Inc. (The)(a)	117,680	7,597,421
Charles Schwab Corp. (The)	98,810	9,469,950
CME Group, Inc.	44,507	11,861,561
Morgan Stanley	74,230	11,170,130

		40,099,062

Financial Services – 3.7%
Corebridge Financial, Inc.	323,187	11,237,212
Visa, Inc. - Class A	36,329	12,779,816

		24,017,028

Insurance – 3.5%
MetLife, Inc.	137,124	11,156,409
Willis Towers Watson PLC	34,900	11,404,971

		22,561,380

		118,110,777

Health Care – 9.6%
Health Care Equipment & Supplies – 1.8%
Medtronic PLC	128,513	11,927,291

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.8%
Encompass Health Corp.	44,070	$5,365,963
UnitedHealth Group, Inc.	19,695	6,102,890

		11,468,853

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc.	9,003	4,435,958

Pharmaceuticals – 5.3%
Johnson & Johnson	45,580	8,075,409
Merck & Co., Inc.	179,702	15,116,532
Pfizer, Inc.	233,461	5,780,494
Royalty Pharma PLC - Class A(a)	153,572	5,525,521

		34,497,956

		62,330,058

Industrials – 9.1%
Aerospace & Defense – 3.4%
Hexcel Corp.	79,640	5,029,266
Northrop Grumman Corp.	6,320	3,729,053
RTX Corp.	83,287	13,209,318

		21,967,637

Electrical Equipment – 2.0%
Eaton Corp. PLC	37,060	12,939,128

Machinery – 2.9%
CNH Industrial NV	378,770	4,336,916
Deere & Co.	11,340	5,427,778
PACCAR, Inc.	49,404	4,939,412
Stanley Black & Decker, Inc.	53,231	3,954,531

		18,658,637

Professional Services – 0.8%
Paychex, Inc.	38,079	5,310,307

		58,875,709

Communication Services – 8.0%
Diversified Telecommunication Services – 1.4%
Comcast Corp. - Class A	262,675	8,923,070

Entertainment – 2.5%
Walt Disney Co. (The)	137,395	16,264,820

Interactive Media & Services – 2.7%
Alphabet, Inc. - Class C	83,460	17,821,214

Wireless Telecommunication Services – 1.4%
T-Mobile US, Inc.	36,551	9,210,486

		52,219,590

Consumer Discretionary – 6.0%
Hotels, Restaurants & Leisure – 2.8%
McDonald’s Corp.	58,073	18,208,208

Specialty Retail – 3.2%
Bath & Body Works, Inc.	393,455	11,492,821

Company	Shares	U.S. $ Value

Lowe’s Cos., Inc.	35,648	$9,199,323

		20,692,144

		38,900,352

Consumer Staples – 5.2%
Beverages – 0.9%
Coca-Cola Co. (The)	82,072	5,662,147

Consumer Staples Distribution & Retail – 1.3%
Walmart, Inc.	90,217	8,749,245

Household Products – 1.2%
Procter & Gamble Co. (The)	48,306	7,585,974

Personal Care Products – 1.8%
Kenvue, Inc.	584,395	12,102,821

		34,100,187

Real Estate – 4.4%
Health Care REITs – 0.5%
American Healthcare REIT, Inc.	83,110	3,556,277

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	42,730	4,221,297

Office REITs – 1.2%
COPT Defense Properties	150,581	4,333,721
Cousins Properties, Inc.	109,450	3,227,681

		7,561,402

Residential REITs – 0.7%
Mid-America Apartment Communities, Inc.	29,477	4,298,336

Specialized REITs – 1.4%
Digital Realty Trust, Inc.	28,535	4,783,607
Extra Space Storage, Inc.	31,210	4,481,132

		9,264,739

		28,902,051

Utilities – 3.7%
Electric Utilities – 2.8%
American Electric Power Co., Inc.	163,345	18,134,562

Multi-Utilities – 0.9%
Ameren Corp.	62,216	6,207,912

		24,342,474

Energy – 3.2%
Energy Equipment & Services – 0.7%
Baker Hughes Co.	94,183	4,275,908

Oil, Gas & Consumable Fuels – 2.5%
EOG Resources, Inc.	73,905	9,224,822
Exxon Mobil Corp.	62,155	7,103,695

		16,328,517

		20,604,425

Materials – 1.7%
Chemicals – 1.2%
Corteva, Inc.	46,752	3,468,531

Company	Shares	U.S. $ Value

LyondellBasell Industries NV - Class A(a)	74,157	$4,178,747

		7,647,278

Metals & Mining – 0.5%
Reliance, Inc.	10,640	3,145,822

		10,793,100

Total Common Stocks (cost $440,680,251)		643,226,873

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(b) (c) (d) (cost $5,986,081)	5,986,081	5,986,081

Total Investments – 99.9% (cost $446,666,332)(e)		649,212,954
Other assets less liabilities – 0.1%		828,648

Net Assets – 100.0%		$650,041,602

(a)	Represents entire or partial securities out on loan.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $212,179,444 and gross unrealized depreciation of investments was $(9,632,822), resulting in net unrealized appreciation of $202,546,622.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Equity Income Fund

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$643,226,873	$—	$—	$643,226,873
Short-Term Investments	5,986,081	—	—	5,986,081

Total Investments in Securities	649,212,954	—	—	649,212,954
Other Financial Instruments(b)	—	—	—	—

Total	$649,212,954	$—	$—	$649,212,954

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,983	$86,536	$83,533	$5,986	$139